CASH AND RESTRICTED CASH (Tables)	3 Months Ended	6 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Summary of reconciliation of cash and restricted cash as shown in the condensed statements of cash flows

For the Three Months
Ended
March 31, 2024
Cash and cash equivalents	$7,194,912
Cash segregated - customers	20,161,017
Cash segregated - PAB	200,762
Total cash and restricted cash shown in the statement of cash flows.	$27,556,691

WILSON-DAVIS & CO., INC
Summary of reconciliation of cash and restricted cash as shown in the condensed statements of cash flows

	For the Six Months Ended
	December 31,
	2023	2022
Cash and cash equivalents	$8,581,340	$8,287,084
Cash segregated - customers	21,746,235	36,927,721
Cash segregated - PAB	200,764	200,636
Total cash and restricted cash shown in the statement of cash flows.	$30,528,339	$45,415,441